Management Risks - Credit Risk Exposure (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Interbank deposits	R$ 29,053	R$ 22,692
Securities purchased under agreements to resell	244,707	265,051
Financial assets held for trading	270,121	204,648
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	22,843	24,231
Available-for-sale financial assets	102,284	88,277
Held-to-maturity financial assets	36,560	40,495
Loan operations and lease operations	465,472	463,394
Other financial assets	59,568	53,917
Off balance sheet	323,829	299,827
Credit risk exposure	1,556,183	1,463,723
Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	70,489	70,793
Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	9,214	6,660
Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	244,126	222,374
Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,218	4,389
Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	93,284	87,239
Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	111,875	97,770
Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	35,749	32,976
Brazil [Member]
Disclosure of credit risk exposure [line items]
Interbank deposits	6,369	6,044
Securities purchased under agreements to resell	243,918	264,080
Financial assets held for trading	259,374	193,903
Derivatives	12,109	13,593
Available-for-sale financial assets	66,955	53,529
Held-to-maturity financial assets	26,501	27,436
Loan operations and lease operations	301,554	305,394
Other financial assets	53,787	47,914
Off balance sheet	280,032	259,854
Credit risk exposure	1,250,599	1,171,747
Brazil [Member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	60,062	62,172
Brazil [Member] | Letters Of Credit To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	9,214	6,660
Brazil [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	210,756	191,022
Brazil [Member] | Mortgage loans [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	3,218	4,389
Brazil [Member] | Overdraft Accounts [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	93,284	87,239
Brazil [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	109,196	96,497
Brazil [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	5,058	2,897
Foreign [Member]
Disclosure of credit risk exposure [line items]
Interbank deposits	22,684	16,648
Securities purchased under agreements to resell	789	971
Financial assets held for trading	10,747	10,745
Financial assets designated at fair value through profit or loss	1,746	1,191
Derivatives	10,734	10,638
Available-for-sale financial assets	35,329	34,748
Held-to-maturity financial assets	10,059	13,059
Loan operations and lease operations	163,918	158,000
Other financial assets	5,781	6,003
Off balance sheet	43,797	39,973
Credit risk exposure	305,584	291,976
Foreign [Member] | Financial Guarantees Provided [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	10,427	8,621
Foreign [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	33,370	31,352
Foreign [Member] | Credit Cards [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	2,679	1,273
Foreign [Member] | Other Pre Approved Limits [Member] | Commitments To Be Released [Member]
Disclosure of credit risk exposure [line items]
Off balance sheet	R$ 30,691	R$ 30,079